Stock Options (Tables)	6 Months Ended
Jun. 30, 2011
Summary of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2010	4,798,677	$21.71	$8.47

Granted	799,449	$20.25	$8.52
Exercised	(185,260)	$12.73	$5.46
Forfeited	(254,900)	$26.41	$10.05

Outstanding at June 30, 2011	5,157,966	$21.57	$8.51	4.89

Exercisable at June 30, 2011	2,642,124	$19.48	$7.77	3.51

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the six months ended June 30, 2011:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	799,449	$20.25	$8.52
Vested	(718,445)	$20.15	$7.61
Forfeited	(238,836)	$25.52	$9.79

Non vested outstanding at June 30, 2011	2,515,842	$23.77	$9.29

Schedule of Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	June 30,	June 30,
	2011	2010

Weighted average fair value	$8.52	$9.13
Assumptions:
Expected volatility	45%	45%
Dividend yield	0%	0%
Risk-free interest rate	2.3%	1.8%
Expected life	5 years	4.05 years

Summarizes the Movement in Non-vested Restricted Share Units
The following table summarizes the movement in non-vested restricted share units for the six months ended June 30, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	230,000	$21.26
Vested	(1,256)	$41.95
Forfeited	-	-

Non vested outstanding at June 30, 2011	230,000	$21.26

Schedule of Non-cash stock compensation expense
Non-cash stock compensation expense for the six months ended June 30, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
	(In thousands)		(In thousands)
Direct costs	$1,209	$1,017	$2,280	$2,007
Selling, general and administrative	$985	$888	$1,857	$1,696

	$2,194	$1,905	$4,137	$3,703